Share-based Payments (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Payments Details Narrative
Stock option granted	1,351,250	2,071,600
Stock option of vest in first anniversary	337,812	495,400
Stock option of vest in first anniversary	25.00%	25.00%
Stock option of vest of following first anniversary	84,453	123,850
Stock option of vest of following first anniversary	6.25%	6.25%
Stock option of vest of fourth anniversary	1,351,250	1,981,600
Stock option to be vested		151,900
Weighted average of the remaining stock option grant		90,000